Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in YPF's Net Proved Reserves (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021 ft³ Bcf MMBbls	Dec. 31, 2020 MMBbls Bcf	Dec. 31, 2019 MMBbls Bcf
Disclosure of information about consolidated structured entities [Line Items]
Estimated crude oil production	11	11	12
Estimated natural gas liquids production	1	1	1
Estimated natural gas production | Bcf	53	53	60
Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Estimated proved crude oil reserves	92	70	88
Estimated proved natural gas liquids reserves	8	7	6
Estimated proved natural gas reserves | Bcf	288	245	259
Estimated barrel of oil equivalent production	22	22	24
Estimated Proved oil equivalent reserves	151	120	140
Estimated proved natural gas reserves consumed as fuel | Bcf	337	290	321
Oil equivalent [Member]
Disclosure of information about consolidated structured entities [Line Items]
Natural gas converted to barrel of oil equivalent | ft³	5,615